employee benefits expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Employee benefits expense - gross
Wages and salaries	$ 762	$ 694	$ 1,465	$ 1,377
Share-based compensation	30	41	64	68
Pensions - defined benefit	19	24	39	49
Pensions - defined contribution	20	20	43	44
Restructuring costs	19	23	34	51
Other	47	39	89	79
Total	897	841	1,734	1,668
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(12)	(9)	(24)	(23)
Amortized contract acquisition costs	11	11	23	23
Capitalized contract fulfilment costs		(1)	(1)	(2)
Amortized contract fulfilment costs		1	1	2
Property, plant and equipment	(90)	(87)	(175)	(171)
Intangible assets subject to amortization	(48)	(45)	(94)	(86)
Total	(139)	(130)	(270)	(257)
Net	$ 758	$ 711	$ 1,464	$ 1,411